Leases - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Leases [Abstract]
Amortization of right of use	$ 562,870	$ 0	$ 0
Operating Lease Expenses	$ 1,186,775	$ 1,445,420
Operating Lease Term	5 years